Revenues - Schedule of Disaggregation of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 475,675	$ 401,203	$ 325,110
EMEA [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	161,361	134,921	112,247
Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	256,582	215,531	172,154
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 57,732	$ 50,751	$ 40,709